Stock-based Employee Incentive Plans (Details)		12 Months Ended
		Dec. 31, 2015 USD ($) shares years $ / shares		Dec. 31, 2014 USD ($) years $ / shares shares		Dec. 31, 2013 USD ($) years $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		6 years 176 days		5 years 263 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		33.40%		35.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.81%		1.74%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		1.13%		1.36%
Share Price | $ / shares		$ 100.50		$ 72.26
PSAR Minimum Vesting Amount		0
PSAR Maximum Vesting Amount		700,000
Outstanding, beginning of year		8,100,000	[1]	10,500,000	[1]	19,400,000
Granted		2,000,000		1,400,000		700,000	[1]
Exercised		2,500,000		3,700,000		9,300,000
Expired or forfeited		200,000		100,000		300,000
Outstanding, end of year	[1]	7,400,000		8,100,000		10,500,000
Exercisable, end of year		4,100,000		6,100,000		9,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		30,000,000
Maximum vesting percentage for stock options and stock appreciation rights (in hundredths)		100.00%
Number Of Shares Common Stock Received For Each Stock Unit Granted		1
Maximum vesting percentage for restricted stock units (in hundredths)		100.00%
Market Stock Unit Vesting Period		three
Vesting Percentage For Market Stock Units Range Minimum		0.00%
Vesting Percentage For Market Stock Units Range Maximum		150.00%
Minimum Vesting Percentage During Performance Period For Performance Stock Units		0.00%
Maximum Vesting Percentage During Performance Period For Performance Stock Units		200.00%
Performance Stock Unit Vesting Period		3
Number Of Stock Options And Stock Appreciation Rights [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares		$ 45.88		$ 42.86		$ 41.77
WeightedAverageExercisePrice [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year weighted average exercise price (in dollars per share) | $ / shares		49.37	[1]	43.27	[1]	39.34
Stock options and stock appreciation rights granted weighted average exercise price (in dollars per share) | $ / shares		101.41		72.36		63.32	[1]
Stock options and stock appreciation rights exercised weighted average exercise price (in dollars per share) | $ / shares		43.90		40.50		36.58
Stock options and stock appreciation rights forfeited weighted average exercise price (in dollars per share) | $ / shares		91.25		46.94		47.11
Stock options and stock appreciation rights outstanding at end of period weighted average exercise price (in dollars per share) | $ / shares	[1]	$ 64.11		$ 49.37		$ 43.27
Weighted Average Remaining Contractual Life [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year weighted average remaining contractual life (in years) | years		4.2	[1]	3.5	[1]	3.5
Stock options and stock appreciation rights outstanding at end of period weighted average remaining contractual life (in years) | years	[1]	5.3		4.2		3.5
Stock options and stock appreciation rights exercisable at end of year weighted average remaining contractual life (in years) | years		2.6		2.6		3.0
Aggregate Intrinsic Value [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year aggregate intrinsic value | $		$ 318,300,000	[1]	$ 264,600,000	[1]	$ 163,800,000
Stock options and stock appreciation rights exercised aggregate intrinsic value | $		155,400,000		132,100,000		203,400,000
Stock options and stock appreciation rights outstanding at end of period aggregate intrinsic value | $	[1]	324,600,000		318,300,000		264,600,000
Stock options and stock appreciation rights exercisable at end of year aggregate intrinsic value (in dollars per share) | $		$ 252,300,000		$ 280,200,000		$ 261,600,000
Assumptions used to calculate grant date fair value of PSARs [Abstract]
Weighted-average per share value (PSARs) | $ / shares						$ 18.64
Dividend yield PSARs (in hundredths)						1.25%
Expected settlement period for PSARs						6 years 44 days
Historical Volatility PSARs (in hundredths)						40.40%
Risk Free Interest Rates PSARs (in hundredths)						0.60%
Initial Price PSARs | $						$ 64.25
Assumptions used to calculate the weighted-average fair value of options for market stock units [Abstract]
Dividend yield market stock units (in hundredths)				1.30%		1.70%
Historical volatility market stock units (in hundredths)				26.40%		28.10%
Risk-free interest rates market stock units (in hundredths)				0.70%		0.40%
Initial Price for market stock units | $				$ 72.26		$ 48.48
Summary of the status of restricted stock units, market stock units, and performance stock units [Roll Forward]
Outstanding restricted stock units, market stock units, and performance stock units at beginning of year (in shares)		5,100,000		5,300,000		3,400,000
Restricted stock units, market stock units, and performance stock units during period - Granted (in shares)		1,800,000		2,700,000		3,600,000
Restricted stock units, market stock units, and performance stock units - Vested (in shares)		(2,600,000)		(2,500,000)		(1,300,000)
Restricted stock units, market stock units, and performance stock units - Forfeited (in shares)		(400,000)		(400,000)		(400,000)
Outstanding restricted stock units, market stock units and performance stock units at end of year (in shares)		3,900,000		5,100,000		5,300,000
Outstanding restricted stock units, market stock units, and performance stock units at beginning of year - weighted-average grant date fair value (in dollars per share) | $ / shares		$ 58.57		$ 48.82		$ 43.25
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Granted (in dollars per share) | $ / shares		100.52		71.88		51.22
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Vested (in dollars per share) | $ / shares		59.72		50.11		41.56
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Forfeited (in dollars per share) | $ / shares		70.94		56.89		46.65
Outstanding stock performance units and restricted stock units at end of year - weighted-average grant date fair value (in dollars per share) | $ / shares		$ 73.40		$ 58.57		$ 48.82
Activity under various plans [Abstract]
Cash received from stock option exercises | $		$ 7,100,000		$ 32,400,000		$ 89,100,000
Intrinsic value of options and SARs exercised and stock units vested | $		413,100,000		322,800,000		292,000,000
Tax benefits realized for the tax deductions from stock options and stock appreciation rights | $		100,600,000		87,100,000		98,900,000
Fair value of stock options, stock appreciation rights and stock units vested | $	[2]	125,500,000		106,700,000		52,100,000
Pretax share-based compensation expense in general and administrative expenses recorded | $		181,000,000		164,000,000		127,000,000
Related tax benefits recorded | $		37,000,000		$ 37,000,000		$ 35,000,000
Total unrecognized compensation costs related to stock options, stock appreciation rights, restricted stock units, market stock units and performance stock units | $		$ 183,000,000
Weighted-average period unrecognized compensation costs related to stock options, stock appreciation rights, restricted stock units, market stock units and performance stock units is expected to be recognized (in years)		1 year 8 months 12 days
Price Range $20.00-$30.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	[3]	0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years) | years	[3]	3.4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share) | $ / shares	[3]	$ 24.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $	[3]	$ 2,000,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	[3]	0
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price | $ / shares	[3]	$ 24.64
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value | $	[3]	$ 2,000,000
Price Range $30.00-$40.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options		1,300,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years) | years		2.8
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share) | $ / shares		$ 32.78
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $		$ 94,700,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options		1,300,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price | $ / shares		$ 32.78
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value | $		$ 94,700,000
Price Range $40.00-$50.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options		1,100,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years) | years		1.3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share) | $ / shares		$ 44.48
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $		$ 70,200,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options		1,100,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price | $ / shares		$ 44.48
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value | $		$ 70,200,000
Price Range $50.00-$60.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options		1,200,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years) | years		1.7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share) | $ / shares		$ 50.61
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $		$ 70,700,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options		1,200,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price | $ / shares		$ 50.61
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value | $		$ 70,600,000
Price Range $60.00-$70.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options		700,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years) | years		7.6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share) | $ / shares		$ 64.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $		$ 30,700,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options		0
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price | $ / shares		$ 0.00
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value | $		$ 0
Price Range $70.00-$80.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options		1,200,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years) | years		8.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share) | $ / shares		$ 72.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $		$ 43,500,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	[3]	400,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price | $ / shares		$ 72.32
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value | $		$ 14,500,000
Price Range $80.00-$100.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options		0
Price Range $100.00-$110.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options		1,800,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years) | years		9.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share) | $ / shares		$ 100.86
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $		$ 12,800,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	[3]	100,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price | $ / shares		$ 100.50
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value | $		$ 300,000
Price Range $110.00-$120.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options		100,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years) | years		9.6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share) | $ / shares		$ 116.57
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $		$ 0
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	[3]	0
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price | $ / shares		$ 0.00
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value | $		$ 0
Total $20.00 - $120.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	[4]	7,400,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years) | years	[4]	5.3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share) | $ / shares	[4]	$ 64.11
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $	[4]	$ 324,600,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	[4]	4,100,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price | $ / shares	[4]	$ 45.88
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value | $	[4]	$ 252,300,000
Two year vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market Stock Unit Vesting Period				two
Three year vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market Stock Unit Vesting Period				three
Activity under various plans [Abstract]
Weighted average per share fair value of market stock units granted (in dollars per share) | $ / shares				$ 74.99		$ 49.31
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares		$ 32.13		$ 22.68
PSUs granted in 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of original number of performance stock units original granted in period which vested in period				119.12%		81.67%
PSUs granted in 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of original number of performance stock units original granted in period which vested in period		74.61%		131.62%		127.08%
PSUs granted in 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of original number of performance stock units original granted in period which vested in period		200.00%

[1]	PSARs are included in this table at the maximum amount that could potentially vest.
[2]	The fair value represents the aggregate grant date fair value of the stock options, SARs and stock units as of the respective grant dates.
[3]	The number of outstanding and exercisable SARs and PSARs with exercise prices between $20 and $30 rounded to zero.
[4]	The number of outstanding SARs and PSARs with exercise prices between $80 and $100 rounded to zero.